Expense Example - World Mutual Funds Prospectus - INTERNATIONAL GROWTH FUND	Apr. 01, 2025 USD ($)
INTERNATIONAL GROWTH FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 122
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	668
Expense Example, with Redemption, 10 Years	1,474
International Growth Fund, I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	561
Expense Example, with Redemption, 10 Years	1,245
International Growth Fund, Y Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	275
Expense Example, with Redemption, 5 Years	480
Expense Example, with Redemption, 10 Years	1,070
International Growth Fund, A Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	713
Expense Example, with Redemption, 3 Years	1,011
Expense Example, with Redemption, 5 Years	1,330
Expense Example, with Redemption, 10 Years	2,228
International Growth Fund, C Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	223
Expense Example, with Redemption, 3 Years	692
Expense Example, with Redemption, 5 Years	1,188
Expense Example, with Redemption, 10 Years	2,360
International Growth Fund, R Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	172
Expense Example, with Redemption, 3 Years	540
Expense Example, with Redemption, 5 Years	931
Expense Example, with Redemption, 10 Years	2,026
International Growth Fund, R5 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	561
Expense Example, with Redemption, 10 Years	1,245
International Growth Fund, R6 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	275
Expense Example, with Redemption, 5 Years	480
Expense Example, with Redemption, 10 Years	1,070
International Growth Fund, G Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	2
Expense Example, with Redemption, 3 Years	6
Expense Example, with Redemption, 5 Years	11
Expense Example, with Redemption, 10 Years	$ 26